Expense Example, No Redemption - Western Asset Ultra-Short Income Fund	May 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 66
Expense Example, No Redemption, 3 Years	221
Expense Example, No Redemption, 5 Years	389
Expense Example, No Redemption, 10 Years	877
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	148
Expense Example, No Redemption, 3 Years	459
Expense Example, No Redemption, 5 Years	793
Expense Example, No Redemption, 10 Years	1,535
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	39
Expense Example, No Redemption, 3 Years	144
Expense Example, No Redemption, 5 Years	259
Expense Example, No Redemption, 10 Years	594
Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	110
Expense Example, No Redemption, 3 Years	343
Expense Example, No Redemption, 5 Years	595
Expense Example, No Redemption, 10 Years	1,317
Class C1
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	138
Expense Example, No Redemption, 3 Years	431
Expense Example, No Redemption, 5 Years	745
Expense Example, No Redemption, 10 Years	1,459
Class IS
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	36
Expense Example, No Redemption, 3 Years	120
Expense Example, No Redemption, 5 Years	212
Expense Example, No Redemption, 10 Years	$ 479